INTANGIBLE ASSET	3 Months Ended
Mar. 31, 2020
INTANGIBLE ASSET
NOTE 6 - INTANGIBLE ASSET

Intangible asset is software development cost incurred by company, it will be amortized on a straight line basis over the estimated useful life of 5 years as follow:

	March 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(952)	$56,191	5
Intangible assets, net	$57,143	$(952)	$56,919

Amortization expense for intangible assets was $952 for the three months ended March 31, 2020.

Expected future intangible asset amortization as of March 31, 2020 was as follows:

Fiscal years:
Remaining 2020	$56,191
2021	44,767
2022	33,343
2023	21,919
Thereafter	10,497